Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant accounting policies
Schedule of contract related intangibles and their useful lives

The contract related intangibles and their useful lives as of the acquisition dates, are as follows:

Useful life
Intangible category	(Years)
Above market time charter Höegh Gallant	3.4
Option for time charter extension Höegh Gallant	5.3
Above market time charter Höegh Grace	9.5